Expense Example - iShares FinTech Active ETF - iShares FinTech Active ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	200
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	$ 812